John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 110.3%				$721,894,491
(Cost $719,943,315)
Consumer discretionary 16.1%				105,316,775
Automobile components 1.5%
Paint Intermediate III LLC, 2022 USD Revolver (Prime rate + 4.500% and 3 month CME Term SOFR + 5.500%) (C)	10.965	10-07-27	990,991	990,991
Paint Intermediate III LLC, 2022 USD Term Loan B1 (3 month CME Term SOFR + 5.500%)	10.852	10-06-28	8,851,351	8,851,351
Diversified consumer services 7.0%
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.250%)	10.801	10-22-26	5,208,890	5,247,957
Capital Construction LLC, Revolver (C)	—	10-22-26	824,176	824,176
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 5.250%)	10.801	10-22-26	3,842,680	3,871,500
Leap Service Partners LLC, Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 5.000%) (C)	9.956	03-15-29	5,257,152	5,257,152
Leap Service Partners LLC, Revolver (1 month CME Term SOFR + 5.000% and 3 month CME Term SOFR + 5.500%) (C)	10.267	03-15-29	1,760,836	1,760,836
Leap Service Partners LLC, Term Loan A (1 month CME Term SOFR + 5.000%)	10.083	03-15-29	4,905,689	4,905,689
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (3 month CME Term SOFR + 7.150%)	12.482	12-09-26	1,893,451	1,893,451
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month CME Term SOFR + 7.150%)	12.482	12-09-26	1,532,225	1,532,225
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (3 month CME Term SOFR + 7.150%)	12.211	12-09-26	5,459,865	5,459,865
Perennial Services Group LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	10.662	09-07-29	6,279,589	6,279,589
Perennial Services Group LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	10.617	09-07-29	1,582,278	1,582,278
Perennial Services Group LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.662	09-07-29	7,017,722	7,017,722
Hotels, restaurants and leisure 3.6%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.301	07-27-28	2,599,841	2,599,841
Bandon Fitness, Inc., Revolver (C)	—	07-27-28	524,934	524,934
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	11.402	07-27-28	6,713,386	6,713,386
Fresh Holdco, Inc., Term Loan (3 and 6 month CME Term SOFR + 5.250%)	10.340	01-26-26	2,879,397	2,865,000
Star Logistics & Hospitality Services LLC, Delayed Draw Term Loan (C)	—	06-18-29	3,794,643	3,794,643
Star Logistics & Hospitality Services LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	9.613	06-18-29	1,264,881	1,264,881
Star Logistics & Hospitality Services LLC, Term Loan A (3 month CME Term SOFR + 4.750%)	9.613	06-18-29	5,551,563	5,551,563
Leisure products 2.6%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,292,675
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.250%)	9.604	06-18-27	15,114,050	15,000,695
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 1.4%
RPC TopCo, Inc., Revolver (C)	—	08-29-31	1,136,364	$1,119,318
RPC TopCo, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.245	08-29-31	8,238,636	8,115,057
Consumer staples 6.2%				40,453,926
Consumer staples distribution and retail 4.8%
City Line Distributors, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	11.225	08-31-28	2,490,613	2,484,387
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,040,363
City Line Distributors, Term Loan (1 month CME Term SOFR + 6.000%)	10.960	08-31-28	6,195,244	6,179,756
Hill Country Dairies, Inc., Delayed Draw Term Loan (C)	—	08-01-30	1,663,306	1,638,357
Hill Country Dairies, Inc., Revolver (3 month CME Term SOFR + 4.750%) (C)	8.995	08-01-30	1,108,871	1,092,238
Hill Country Dairies, Inc., Term Loan A (3 month CME Term SOFR + 4.750%)	9.998	08-01-31	4,102,823	4,041,280
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (C)	—	12-28-29	2,686,567	2,686,567
PAK Quality Foods Acquisition LLC, Revolver (C)	—	12-28-29	1,567,164	1,567,164
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 6.000%)	10.955	12-28-29	10,665,672	10,665,672
Household products 1.4%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.500%)	10.445	11-09-27	2,561,216	2,445,961
Walnut Parent, Inc., Term Loan (1 month CME Term SOFR + 5.500%)	10.445	11-09-27	6,923,750	6,612,181
Financials 3.6%				23,635,358
Capital markets 1.5%
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	10.553	10-03-29	4,265,429	4,265,429
Steward Partners Global Advisory LLC, Revolver (C)	—	10-03-27	1,428,571	1,428,571
Steward Partners Global Advisory LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.254	10-03-29	4,200,000	4,200,000
Insurance 2.1%
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.754	12-02-26	1,589,553	1,589,553
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.754	12-02-26	1,113,636	1,113,636
Simplicity Financial Marketing Holdings, Inc., 6th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	10.604	12-02-26	3,847,366	3,847,366
Simplicity Financial Marketing Holdings, Inc., 6th Amendment Revolver (C)	—	12-02-26	186,846	186,846
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.290%)	11.044	12-02-26	2,004,833	2,004,833
Simplicity Financial Marketing Holdings, Inc., Revolver (C)	—	12-02-26	460,903	460,903
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month CME Term SOFR + 6.290%)	11.044	12-02-26	4,538,221	4,538,221
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care 22.0%				143,836,750
Health care equipment and supplies 1.9%
CPC Cirtec Holdings, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 5.000%)	9.845	01-30-29	12,312,500	12,312,500
Health care providers and services 20.1%
BrightView LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%)	10.960	12-14-26	694,227	661,251
BrightView LLC, Revolver (1 month CME Term SOFR + 6.000%)	10.960	12-14-26	315,217	300,245
BrightView LLC, Term Loan (1 month CME Term SOFR + 6.000%)	10.960	12-14-26	5,210,962	4,963,442
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.210	11-24-29	4,860,387	4,848,236
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.210	11-24-29	3,835,644	3,826,055
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	11.210	11-24-29	6,042,907	6,027,799
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (C)	—	06-30-28	4,105,090	3,879,310
IMA Group Management Company LLC, 2023 Revolver (1 month CME Term SOFR + 6.750%) (C)	11.695	06-30-28	821,018	775,862
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.750%)	12.152	06-30-28	9,810,302	9,270,735
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 6.000%) (C)	10.960	02-28-29	2,769,847	2,665,978
In Vitro Sciences LLC, 2024 Revolver (C)	—	02-28-29	695,906	669,810
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 6.000%)	10.960	02-28-29	12,117,471	11,663,066
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 6.750%)	12.264	05-04-30	3,066,608	2,805,946
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000% and 3 month CME Term SOFR + 6.750%)	12.141	12-23-27	1,673,077	1,530,865
Insignia Finance Merger Sub LLC, Term Loan (6 month CME Term SOFR + 6.750%)	12.314	12-23-27	5,479,036	5,013,317
MWD Management LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%)	9.945	06-15-27	3,930,000	3,930,000
MWD Management LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	9.945	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (1 month CME Term SOFR + 5.000%)	9.945	06-15-27	4,900,000	4,900,000
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.354	11-16-28	2,533,795	2,521,126
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	765,385
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	9.354	11-16-28	6,566,667	6,533,833
OIS Management Services LLC, 2024 2nd Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.354	11-16-28	1,982,231	1,972,320
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (Prime rate + 5.250% and 3 month CME Term SOFR + 6.250%)	11.790	12-04-25	2,276,369	2,276,369
Pediatric Home Respiratory Services LLC, 2023 Term Loan (3 month CME Term SOFR + 6.250%)	11.782	12-04-25	4,063,359	4,063,359
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (Prime rate + 4.750% and 3 month CME Term SOFR + 5.750%)	11.553	12-04-25	2,644,132	$2,644,132
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 8.000%)	12.865	01-02-25	1,510,768	1,344,583
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 8.000%)	12.865	01-02-25	5,572,406	4,959,442
Refocus Management Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.250%) (C)	11.204	02-14-29	2,296,875	2,262,422
Refocus Management Services LLC, Revolver (C)	—	02-14-29	460,526	453,618
Refocus Management Services LLC, Term Loan (3 month CME Term SOFR + 6.000%)	11.401	02-14-29	5,956,908	5,867,554
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	10.104	01-27-26	9,843,531	9,794,314
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.666	04-04-29	3,063,436	3,040,461
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	11.006	04-04-29	2,456,140	2,437,719
The Smilist DSO LLC, Revolver (C)	—	04-04-29	614,035	609,430
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.604	04-04-29	11,331,250	11,246,266
Industrials 49.1%				321,517,891
Air freight and logistics 1.0%
PNB Holdings III LLC, Delayed Draw Term Loan (C)	—	09-17-30	1,875,000	1,846,875
PNB Holdings III LLC, Revolver (3 month CME Term SOFR + 4.500%) (C)	9.583	09-17-30	1,250,000	1,231,250
PNB Holdings III LLC, Term Loan (3 month CME Term SOFR + 4.500%)	9.583	09-17-30	3,750,000	3,693,750
Building products 1.0%
Lockmasters Security Intermediate, Inc., Amendment No. 3 Term Loan (3 month CME Term SOFR + 5.500%)	10.365	09-01-27	4,314,087	4,281,732
Lockmasters Security Intermediate, Inc., Delayed Draw Term Loan (C)	—	09-01-27	1,756,547	1,743,373
Lockmasters Security Intermediate, Inc., Revolver (C)	—	09-01-27	411,789	408,701
Commercial services and supplies 18.5%
Air Buyer, Inc., Delayed Draw Term Loan (C)	—	07-23-30	1,354,167	1,330,469
Air Buyer, Inc., Revolver (C)	—	07-23-30	615,530	604,759
Air Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	10.783	07-23-30	6,155,303	6,047,585
American Combustion Industries, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 5.000%) (C)	9.945	08-31-28	1,240,859	1,222,246
American Combustion Industries, Inc., Delayed Draw Term Loan B (C)	—	08-31-28	1,463,277	1,441,328
American Combustion Industries, Inc., Revolver (C)	—	08-31-28	548,729	540,498
American Combustion Industries, Inc., Term Loan (1 month CME Term SOFR + 5.100%)	9.945	08-31-28	3,619,208	3,564,920
BCTS Parent LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (C)	9.845	12-26-29	4,874,158	4,874,158
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
BCTS Parent LLC, Revolver (1 month CME Term SOFR + 5.250%) (C)	10.281	12-26-29	1,772,421	$1,772,421
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.502	12-26-29	7,036,512	7,036,512
Beary Landscaping LLC, Delayed Draw Term Loan (C)	—	11-22-29	2,112,676	2,065,141
Beary Landscaping LLC, Revolver (Prime rate + 4.750%) (C)	12.750	11-22-29	2,112,676	2,065,141
Beary Landscaping LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.595	11-22-29	10,693,838	10,453,227
Diverzify Intermediate LLC, 2024 9th Amendment Delayed Draw Term Loan (C)	—	05-11-27	6,000,000	5,910,000
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan (3 month CME Term SOFR + 5.750%)	11.068	05-11-27	11,500,000	11,327,500
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	10.914	06-30-27	2,532,208	2,532,208
MC Group Ventures Corp., 2021 Revolver (Prime rate + 4.500%) (C)	12.500	06-30-27	940,073	940,073
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	10.914	06-30-27	4,008,214	4,008,214
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term Loan (C)	—	06-30-27	2,111,079	2,116,356
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 5.250%)	10.625	06-30-27	2,246,188	2,251,803
Orion Group HoldCo LLC, 2022 1st Amendment Term Loan (3 month CME Term SOFR + 6.500%)	11.365	03-19-27	505,633	505,633
Orion Group HoldCo LLC, 2022 First A&R Amendment Incremental DDTL (3 month CME Term SOFR + 6.500%)	11.365	03-19-27	2,267,102	2,267,102
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.865	03-19-27	3,260,486	3,227,881
Orion Group HoldCo LLC, Revolver (3 month CME Term SOFR + 6.000%) (C)	10.953	03-19-27	671,296	664,583
Orion Group HoldCo LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.865	03-19-27	3,133,611	3,102,275
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.250%)	11.666	01-23-28	1,255,789	1,255,789
Renovation Systems LLC, 2024 2nd Amendment Revolver (3 month CME Term SOFR + 6.250%) (C)	11.652	01-23-28	626,313	626,313
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.250%)	11.093	01-23-28	9,622,099	9,622,099
Security Services Acquisition Sub Corp., 2023 7th Amendment DDTL (1 month CME Term SOFR + 5.750%)	10.695	09-30-27	1,080,501	1,080,501
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.695	09-30-27	7,089,286	7,089,286
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.695	09-30-27	3,187,970	3,187,970
Security Services Acquisition Sub Corp., 2024 12th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.695	09-30-27	4,182,391	4,182,391
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	10.776	09-07-28	2,468,750	2,456,406
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,452,206
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	10.546	09-07-28	8,358,824	$8,254,338
Professional services 8.3%
BlueHalo Financing Holdings LLC, Revolver (1 and 3 month CME Term SOFR + 4.750%) (C)	10.063	10-31-25	1,403,226	1,385,685
BlueHalo Financing Holdings LLC, Term Loan A (3 month CME Term SOFR + 4.750% and 3 month CME Term SOFR + 6.000%)	10.437	10-31-25	9,269,035	9,153,172
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (3 month CME Term SOFR + 6.250%) (C)	11.152	03-30-29	1,764,234	1,764,234
Health Management Associates, Inc., 2023 Revolver (Prime rate + 8.500%) (C)	13.250	03-30-29	711,238	711,238
Health Management Associates, Inc., 2023 Term Loan A (3 month CME Term SOFR + 6.250%)	11.266	03-30-29	9,742,345	9,742,345
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	11.499	02-28-27	985,000	985,000
LAC Intermediate LLC, 2022 Revolver (1 month CME Term SOFR + 6.250%) (C)	11.320	02-28-27	500,000	500,000
LAC Intermediate LLC, 2022 Term Loan (1 month CME Term SOFR + 6.250%)	11.265	02-28-27	10,808,539	10,808,539
Management Consulting & Research LLC, 2022 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	10.264	10-29-27	2,716,695	2,703,112
Management Consulting & Research LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.586	08-16-27	909,498	904,951
Management Consulting & Research LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.264	08-16-27	6,166,138	6,135,307
WeLocalize, Inc., 2019 Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.954	06-23-26	1,070,375	1,056,995
WeLocalize, Inc., 2021 Revolver (1 month CME Term SOFR + 5.250%) (C)	10.273	06-23-26	878,327	867,348
WeLocalize, Inc., 2021 Term Loan A (3 month CME Term SOFR + 4.750%)	9.954	06-23-26	4,217,236	4,164,521
WeLocalize, Inc., Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.954	06-23-26	3,209,061	3,168,948
Trading companies and distributors 20.3%
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	10.481	08-27-29	5,975,785	5,975,785
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,000,000	2,000,000
Crane Engineering Sales LLC, Term Loan (3 month CME Term SOFR + 5.250%)	10.514	08-27-29	6,930,000	6,930,000
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.750%)	10.695	11-02-26	9,800,000	9,506,000
Krayden Holdings, Inc., Delayed Draw Term Loan A (C)	—	03-01-29	1,484,375	1,484,375
Krayden Holdings, Inc., Delayed Draw Term Loan B (C)	—	03-01-29	1,484,375	1,484,375
Krayden Holdings, Inc., Revolver (C)	—	03-01-29	1,562,500	1,562,500
Krayden Holdings, Inc., Term Loan A (3 month CME Term SOFR + 4.750%)	10.185	03-01-29	7,849,219	7,849,219
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 5.750%) (C)	10.787	08-31-28	5,222,085	$5,169,864
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	11.298	08-31-28	2,270,401	2,264,725
M&D Midco, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	11.383	08-31-28	1,146,789	1,143,922
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	11.207	08-31-28	6,428,440	6,412,369
PVI Holdings, Inc., Term Loan (3 month CME Term SOFR + 6.494%)	11.773	09-30-27	9,800,000	9,800,000
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.595	12-24-29	1,451,613	1,447,984
SBP Holding LP, 2023 Revolver (1 month CME Term SOFR + 5.750%) (C)	10.595	12-24-29	1,451,613	1,447,984
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 5.750%)	10.595	12-24-29	12,066,532	12,036,366
SurfacePrep Buyer LLC, Delayed Draw Term Loan (C)	—	02-04-30	1,986,301	1,991,267
SurfacePrep Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	10.062	02-04-30	1,986,301	1,986,301
SurfacePrep Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	10.241	02-04-30	10,501,079	10,527,331
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.754	12-31-26	1,432,287	1,317,704
Tilley Chemical Company, Inc., Revolver (C)	—	12-31-26	1,433,761	1,319,060
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 5.500%)	11.485	12-31-26	6,353,664	5,845,371
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%) (C)	10.354	10-03-28	5,541,165	5,541,165
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.750%)	10.354	10-03-28	1,541,149	1,541,149
WWEC Holdings III Corp., Revolver (C)	—	10-03-27	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.750%)	10.354	10-03-29	7,060,870	7,060,870
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR + 5.250%)	10.363	12-20-28	17,456,250	17,368,970
Information technology 7.0%				46,141,806
IT services 3.3%
AIDC IntermediateCo LLC, Term Loan (3 month CME Term SOFR + 5.100%)	10.533	07-22-27	9,825,000	9,825,000
Jetson Buyer, Inc., Revolver (Prime rate + 4.500%) (C)	12.500	04-09-30	720,941	717,336
Jetson Buyer, Inc., Term Loan (1 month CME Term SOFR + 5.500%)	10.345	04-09-30	4,242,915	4,221,701
Nxgen Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.750%)	9.595	10-31-25	2,188,063	2,160,713
Nxgen Buyer, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	9.595	10-31-25	4,798,489	4,738,508
Software 3.7%
Alta Buyer LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.604	12-21-27	9,800,000	9,775,500
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	$897,364
Andretti Buyer LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.454	06-30-26	3,938,119	3,938,119
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	11.750	03-10-28	1,315,789	1,315,789
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	9.354	03-10-28	8,467,105	8,551,776
Materials 6.3%				40,991,985
Chemicals 4.1%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	9.522	03-03-30	4,151,042	4,109,531
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,083,333	2,062,500
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.354	03-03-30	6,150,937	6,089,428
Chroma Color Corp., Delayed Draw Term Loan (C)	—	04-23-29	2,083,333	2,083,333
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	833,333
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 6.000%)	11.283	04-23-29	9,463,542	9,463,542
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	463,768
Polymer Solutions Group LLC, 2019 Term Loan (3 month CME Term SOFR + 4.250%)	9.104	11-26-26	1,840,580	1,840,580
Containers and packaging 0.7%
Comar Holding Company LLC, 2018 Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.231	06-18-26	1,791,680	1,608,032
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.231	06-18-26	761,747	683,668
Comar Holding Company LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.231	06-18-26	220,427	197,833
Comar Holding Company LLC, First Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.231	06-18-26	413,317	370,952
Comar Holding Company LLC, First Amendment Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.231	06-18-26	1,633,581	1,466,139
Comar Holding Company LLC, Revolver (3 month CME Term SOFR + 2.000% and 4.750% PIK)	11.231	06-18-26	290,187	260,443
Paper and forest products 1.5%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 5.750%)	10.595	11-30-29	9,435,315	9,458,903

	Yield (%)	Shares	Value

Short-term investments 6.5%			$42,421,024
(Cost $42,421,024)
Short-term funds 6.5%			42,421,024
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.9290(D)	42,421,024	42,421,024

See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-24 (unaudited)

Total investments (Cost $762,364,339) 116.8%	$764,315,515
Less unfunded loan commitments (16.5%)	(108,086,828)
Net investments (Cost $654,277,511) 100.3%	$656,228,687
Other assets and liabilities, net (0.3%)	(2,026,451)
Total net assets 100.0%	$654,202,236

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Notes to Portfolio of investments for more information.
(D)	The rate shown is the annualized seven-day yield as of 9-30-24.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024 by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$613,807,663	—	—	$613,807,663
Short-term investments	42,421,024	$42,421,024	—	—
Total investments in securities	$656,228,687	$42,421,024	—	$613,807,663
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-23	$458,573,163
Purchases	210,719,618
Sales	(57,153,140)
Realized gain (loss)	(2,982,802)
Net amortization of (premium) discount	1,621,725
Change in unrealized appreciation (depreciation)	3,029,099
Balance as of 9-30-24	$613,807,663
Change in unrealized appreciation (depreciation) at period end[1]	$2,274,809

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-24	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Senior loans	$609,785,788	Discounted cash flow	Discount rate	6.70% - 18.58%	10.07%
	4,021,875	Recent transaction	Transaction price	$98.50	$98.50

Total	$613,807,663
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of September 30, 2024, the fund had the following unfunded commitments outstanding:
Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$9,585
Air Buyer, Inc.	$1,354,167	615,530	(12,547)
American Combustion Industries, Inc.	1,536,441	548,729	(6,756)
Andretti Buyer LLC	—	897,364	1,527
Bandon Fitness, Inc.	516,061	524,934	7,748
BCTS Parent LLC	4,120,879	1,417,937	61,849
Beary Landscaping LLC	2,112,676	2,028,169	(39,395)
BlueHalo Financing Holdings LLC	—	302,657	(2,460)
Capital Construction LLC	—	824,176	8,873
Chemtron Supply LLC	—	2,083,333	22,323
Chroma Color Corp.	2,083,333	833,333	51,057
City Line Distributors	—	1,042,970	19,023
Crane Engineering Sales LLC	1,157,000	2,000,000	42,327
Diverzify Intermediate LLC	6,000,000	—	11,417
Health Management Associates, Inc.	889,047	604,552	35,369
Hill Country Dairies, Inc.	1,663,306	1,053,427	(10,490)
IMA Group Management Company LLC	4,105,090	328,407	(151,609)
In Vitro Sciences LLC	27,836	695,906	(17,775)
Jetson Buyer, Inc.	—	648,847	2,742
Krayden Holdings, Inc.	2,968,750	1,562,500	101,129
LAC Intermediate LLC	—	166,667	1,887
Leap Service Partners LLC	2,711,687	1,144,543	39,101
Lockmasters Security Intermediate, Inc.	1,756,547	411,789	5,047
M&D Midco, Inc.	2,151,816	573,394	4,774
Management Consulting & Research LLC	—	731,956	1,843
MC Group Ventures Corp.	2,521,481	510,325	23,840
MWD Management LLC	—	533,333	5,830
OIS Management Services LLC	1,736,812	769,231	805
Orion Group HoldCo LLC	—	537,037	(888)
Paint Intermediate III LLC	—	371,622	7,388
PAK Quality Foods Acquisition LLC	2,686,567	1,567,164	52,056
Perennial Services Group LLC	—	1,265,823	15,718
PNB Holdings III LLC	1,875,000	875,000	(25,931)
Polymer Solutions Group LLC	—	463,768	6,011
Refocus Management Services LLC	1,634,868	460,526	14,546
Renovation Systems LLC	—	344,472	5,678
RPC TopCo, Inc.	—	1,136,364	(17,046)
SBP Holding LP	—	1,342,742	20,948
Simplicity Financial Marketing Holdings, Inc.	3,038,263	647,749	28,121

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-24 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Star Logistics & Hospitality Services LLC	3,794,643	1,138,393	57,572
Steward Partners Global Advisory LLC	1,864,286	1,428,571	34,855
SurfacePrep Buyer LLC	1,986,301	1,738,014	54,216
The Smilist DSO LLC	1,225,302	614,035	8,383
Tilley Chemical Company, Inc.	—	1,433,761	(107,498)
Trimech Acquisition Corp.	—	1,236,842	11,335
WeLocalize, Inc.	—	468,441	1,853
WWEC Holdings III Corp.	4,696,921	2,166,827	89,163
XpressMyself.com LLC	—	1,470,588	(8,666)
Total	$62,215,080	$45,871,748	$464,878
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.